Other current financial assets - Narrative (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other current financial assets	SFr 58,803	SFr 30,054
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	58,666	30,054
Other current financial assets at amortized cost | Prepaid expense
Disclosure of financial assets [line items]
Other current financial assets	SFr 15,200	SFr 4,500